Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities
Net income	$ 216,316	$ 225,492	$ 214,020
Adjustments to reconcile net income to operating cash flows
Depreciation, accretion and amortization	42,158	36,212	40,177
Provision for credit losses (recoveries)	1,662	4,452	2,396
Share-based payments and settlements	21,002	20,812	17,077
Net change in equity securities at fair value	0	236	(14)
Net realized (gains) losses on available-for-sale investments	0	14	19
Net (gains) losses on other real estate owned	(50)	40	(448)
(Increase) decrease in carrying value of equity method investments	334	165	(39)
Dividends received from equity method investments	135	5,256	169
Net other non-cash movements	0	1,089	0
Changes in operating assets and liabilities
(Increase) decrease in accrued interest receivable and other assets	(10,011)	4,623	(54,021)
Increase (decrease) in employee benefit plans, accrued interest payable and other liabilities	(6,114)	1,899	(65)
Cash provided by (used in) operating activities	265,432	300,290	219,271
Cash flows from investing activities
Net (increase) decrease in securities purchased under agreements to resell	(1,040,931)	(127,403)	36,236
Short-term investments other than restricted cash: proceeds from maturities and sales	2,232,366	1,960,286	2,745,132
Short-term investments other than restricted cash: purchases	(1,764,289)	(2,057,132)	(2,548,734)
Available-for-sale investments: proceeds from sale	0	5,586	7,631
Available-for-sale investments: proceeds from maturities and pay downs	507,014	292,049	230,718
Available-for-sale investments: purchases	(951,990)	(71,859)	(83,900)
Held-to-maturity investments: proceeds from maturities and pay downs	258,489	276,606	403,424
Held-to-maturity investments: purchases	(37,712)	0	(383,332)
Net (increase) decrease in loans	236,975	457,295	(90,185)
Additions to premises, equipment and computer software	(21,049)	(26,932)	(26,876)
Proceeds from sale of other real estate owned	588	646	1,909
Purchase of intangible assets	(481)	(27,341)	0
Cash provided by (used in) investing activities	(581,020)	681,801	292,023
Cash flows from financing activities
Net increase (decrease) in deposits	873,120	(1,198,146)	(415,566)
Net increase (decrease) in securities sold under agreements to repurchase	97,326	0	0
Repayment of long-term debt	0	(75,000)	0
Common shares repurchased	(155,305)	(88,590)	(3,897)
Cash dividends paid on common shares	(79,581)	(86,186)	(87,343)
Cash provided by (used in) financing activities	735,560	(1,447,922)	(506,806)
Net effect of exchange rates on cash, cash equivalents and restricted cash	(3,690)	21,545	(91,439)
Net increase (decrease) in cash, cash equivalents and restricted cash	416,282	(444,286)	(86,951)
Cash, cash equivalents and restricted cash: beginning of year	1,672,260	2,116,546	2,203,497
Cash, cash equivalents and restricted cash: end of year	2,088,542	1,672,260	2,116,546
Components of cash, cash equivalents and restricted cash at end of year
Cash and cash equivalents	1,998,112	1,646,648	2,100,787
Restricted cash included in short-term investments on the consolidated balance sheets	90,430	25,612	15,759
Total cash, cash equivalents and restricted cash at end of year	2,088,542	1,672,260	2,116,546
Supplemental disclosure of cash flow information
Cash interest paid	235,514	162,394	48,643
Cash income taxes paid	2,227	1,928	4,818
Supplemental disclosure of non-cash items
Transfer to (out of) other real estate owned	87	336	1,603
Transfer of available-for-sale investments to held-to-maturity investments	0	0	998,157
Initial recognition of right-of-use assets and operating lease liabilities	$ 2,068	$ 3,268	$ 3,476